Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2018
Investments In Subsidiaries Joint Ventures And Associates [Abstract]
Investments in associates and joint ventures

11 Investments in associates and joint ventures

	2018 £m	2017 £m

1 January	1,577	9,507

Total comprehensive income (note 5)	387	23,316

Dividends	(211)	(688)

Additions	–	13

Reclassification of Reynolds American Inc. (RAI)	–	(30,521)

Other equity movements	(16)	(50)

31 December	1,737	1,577

Non-current assets	1,225	1,127

Current assets	953	1,019

Non-current liabilities	(71)	(67)

Current liabilities	(370)	(502)

	1,737	1,577

ITC Ltd. (Group's share of the market value is £11,465 million (2017: £11,036 million))	1,682	1,527

Other listed associates (Group's share of the market value is £183 million (2017: £184 million))	20	18

Unlisted associates	35	32

	1,737	1,577

On 25 July 2017, the Group announced the completion of the acquisition of the remaining 57.8% of RAI the Group did not already own. As at that date, RAI ceased to be reported as an associate and has become a fully owned subsidiary. Accordingly, as at that date, RAI has been consolidated in accordance with IFRS 10 Consolidated Financial Statements. Included in the £30,521 million is the gain arising on the deemed disposal of RAI of £23,288 million. This gain includes amounts restated in accordance with IAS 21 The Effects of Changes in Foreign Exchange Rates (see note 19).

Prior to 25 July 2017, the Group accounted for RAI as an associate, having concluded that it did not have de facto control of RAI because of the operation of the governance agreement between the Group and RAI which ensured that the Group did not have the practical ability to direct relevant activities of RAI.

The Group’s investment in Tisak d.d. (Tisak) was acquired as part of the TDR transaction (note 24). During 2016, the Group entered into an agreement with Tisak’s parent Agrokor d.d. (Agrokor) to convert certain outstanding trading balances into long-term loans and an additional shareholding in Tisak. As part of the agreement, Agrokor had the right to reacquire the additional shareholding in Tisak. As a consequence of this, while the Group had legal ownership of the additional shareholding, it did not consider that the shares provided any additional equity interest and continued to account for 26% of the equity of Tisak. In 2017, due to the financial difficulties of Agrokor and Tisak, the Group fully impaired this investment. This resulted in a charge of £27 million to the income statement that has been reported as an adjusting item in note 5. In July 2018, Agrokor’s creditors approved a settlement plan proposed by Agrokor’s administrators that is expected to be implemented during 2019. In its current form, the settlement plan is unlikely to return any value to the Group on this investment.

Included within the dividends amount of £211 million (2017: £688 million) are £nil million (2017: £477 million) attributable to dividends declared by RAI and £204 million (2017: £204 million) attributable to dividends declared by ITC.

The principal associate undertaking of the Group is ITC Ltd. (ITC) as shown under associates undertakings and joint ventures.

ITC Ltd.

ITC is an Indian conglomerate based in Kolkata and maintains a presence in cigarettes, hotels, paper and packaging, agri-business and other fast-moving goods (e.g. confectionery, IT, branded apparel, personal care, greetings cards and safety matches). BAT’s interest in ITC is 29.57%.

ITC prepares accounts on a quarterly basis with a 31 March year end. As permitted by IAS 28, results up to 30 September 2018 have been used in applying the equity method. This is driven by the availability of information at the half year, to be consistent with the treatment in the Group’s interim accounts. Any further information available after the date used for reporting purposes is reviewed and any material items adjusted for in the final results. The latest published information available is at 31 December 2018.

	2018 £m	2017 £m

Non-current assets	4,106	3,738

Current assets	2,823	3,089

Non-current liabilities	(238)	(240)

Current liabilities	(1,002)	(1,446)

	5,689	5,141

Group's share of ITC Ltd. (2018: 29.57%; 2017: 29.71%)	1,682	1,527